Employee Future Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Defined Benefit Pension Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2023	$ 177
2024	183
2025	190
2026	197
2027	203
2028-2032	1,094
OPEB Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2023	30
2024	32
2025	33
2026	35
2027	35
2028-2032	$ 191